NOTES PAYABLE	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 5– NOTES PAYABLE

Notes payable consists of the following as of December 31:

	Year ended December 31,
	2018	2017
Series A notes payable; interest at 8% per annum; principal and accrued interest due at maturity in October 2011 (past due)	$-	$50,000
Less: current portion	-	(50,000)
Balance	$-	$-

At December 31, 2018 and 2017 accrued interest on notes payable was $0 and $33,667.

On October 28, 2009 the Company issued an unsecured note payable for $50,000. The note and accrued interest at 8% per annum were due in full in October 2011.  The holder has never demanded payment. Since the note matured on September 30, 2011, the holder cannot commence an action to enforce payment of the note as the statute of limitations for the note expired on September 30, 2017. Applying guidance from ASC Topic 405-20, liabilities should be derecognized only when the obligor is legally released from the obligation, which occurred for the Company upon expiration of the statute of limitations. The carrying value of the note payable of $50,000 and accrued interest of $33,667 was derecognized in the year ended December 31, 2018 and recorded as Gain on derecognition of note payable and accrued interest included on the Statement of Operations.

On January 24, 2017 and January 31, 2017, the Company issued notes payable to a director of the board in the amount of $20,000, in addition to warrants to purchase 1,000,000 shares of the Company’s common stock at an exercise price of $0.40 per share and a term of five years. The notes bear interest at the rate of 10% per annum and are due on June 30, 2017. In accordance with FASB ASC 470-20, “Debt with Conversion and Other Options,” the proceeds of notes payable with detachable stock purchase warrants have been allocated between the two based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance.  The warrants were valued at $15,896 fair value, using the Black-Scholes option pricing model to calculate the grant-date fair value of the warrants.  The warrant values were treated as a discount to the value of the note payable in accordance with FASB ASC 835-30-25, Recognition and were accreted over the term of the note payable for financial statement purposes.

On February 13, 2017, the Company issued a note payable to a director of the board in the amount of $100,000 in addition to a warrant to purchase 5,000,000 shares of the Company’s common stock at an exercise price of $0.40 per share and a term of five years. The notes bear no interest and are due on June 30, 2017. In accordance with FASB ASC 470-20, “Debt with Conversion and Other Options,” the proceeds of notes payable with detachable stock purchase warrants have been allocated between the two based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance.  The warrants were valued at $76,390 fair value, using the Black-Scholes option pricing model to calculate the grant-date fair value of the warrants.  The warrant values were treated as a discount to the value of the note payable in accordance with FASB ASC 835-30-25, Recognition and were accreted over the term of the note payable for financial statement purposes.

 On March 28, 2017, the Company issued a note payable to a director of the board in the amount of $25,000 in addition to a warrant to purchase 1,250,000 shares of the Company’s common stock at an exercise price of $0.40 per share and a term of five years. The notes bear no interest and are due on June 30, 2017. In accordance with FASB ASC 470-20, “Debt with Conversion and Other Options,” the proceeds of notes payable with detachable stock purchase warrants have been allocated between the two based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance.  The warrants were valued at $21,300 fair value, using the Black-Scholes option pricing model to calculate the grant-date fair value of the warrants.  The warrant values were treated as a discount to the value of the note payable in accordance with FASB ASC 835-30-25, Recognition and were accreted over the term of the note payable for financial statement purposes.

On April 13, 2017, the Company issued notes payable to a director of the board in the principal amount of $10,000 in exchange for a loan bearing no interest maturing June 30, 2017.

On April 26, 2017, the Company issued a secured promissory note (the “Note”) to a relative of director of the board in the principal amount of $30,000 in exchange for a loan bearing 10% interest maturing October 31, 2017. The Note is secured by a first lien on all assets of the Company in accordance with a security agreement entered into in connection with the Note. In the event the Company completes a financing of at least $750,000 prior to maturity of the Note, the principal of the Note will automatically convert into a number of shares of common stock of the Company equivalent to an investment of $60,000 under the terms of such financing. In the event of such a conversion or a voluntary prepayment by the Company, the Company will also pay six months of interest payments on the $60,000 principal of the Note.

In May 2017, the Company issued notes payable to a director of the board in the principal amount of $60,000 in exchange for a loan bearing no interest maturing June 30, 2017.

In June 2017, the Company issued notes payable to a director of the board in the principal amount of $36,000 in exchange for a loan bearing no annual interest maturing June 30, 2017.

On June 30, 2017, all of these notes payable (including the Note) amounting to $360,000 and converting at $390,000 plus accrued interest of $6,101, except for the $50,000 note payable from 2009, were converted into 6,151,762 shares of the Company’s common stock and warrants to purchase 6,151,762 shares of the Company’s common stock at an exercise price of $0.15, with a term of five years.  As of December 31, 2017, from the 6,151,762 shares of common stock and 6,151,762 warrants to purchase shares of the Company, 4,402,079 shares of common stock and 4,402,079 shares of warrants had been issued to convert $270,000 principal (including the Note) and $3,623 accrued interest.

The fair value of the warrants issued in connection with the settlement of the notes payable were valued at $605,535 resulting in a Loss on settlement of related party notes payable of $331,912 included in the Statement of Operations.  An increase of $30,000 in the Note principal upon conversion was included in Interest expenses in the Statement of Operations.

As of December 31, 2017, 1,749,683 shares of common stock and 1,749,683 of warrants issuable upon conversion for $120,000 principal and $2,478 accrued interest had not yet been issued and as such the amount has been recorded as Common Stock payable included on the Balance Sheets. During the year ended December 31, 2018, those shares of common stock and warrants were issued and delivered.

Pursuant to ASC 470-50- 40 Modifications and Extinguishments, the Company assessed the nature of the transaction and based on its assessment concluded it is a capital transaction in essence, and as such accounted for it through Additional Paid-In Capital with no gain or loss recognized in the Income Statement during the period.

Interest expense including accretion of debt discount for the years ended December 31, 2018 and 2017 was $0 and $218,316.